Average Annual Total Returns{- Fidelity Advisor® Dividend Growth Fund} - 11.30 Fidelity Advisor Dividend Growth Fund - AMCIZ PRO-13 - Fidelity Advisor® Dividend Growth Fund	Fidelity Advisor Dividend Growth Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Dividend Growth Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Dividend Growth Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Dividend Growth Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Dividend Growth Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Dividend Growth Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Dividend Growth Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Dividend Growth Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Dividend Growth Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Dividend Growth Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Dividend Growth Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Dividend Growth Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Dividend Growth Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Dividend Growth Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Dividend Growth Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Dividend Growth Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Dividend Growth Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Dividend Growth Fund - Class I Return Before Taxes Past 10 years	Fidelity Advisor Dividend Growth Fund-Class Z Return Before Taxes Past 1 year	Fidelity Advisor Dividend Growth Fund-Class Z Return Before Taxes Past 5 years	Fidelity Advisor Dividend Growth Fund-Class Z Return Before Taxes Since Inception		Fidelity Advisor Dividend Growth Fund-Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	(4.10%)	8.02%	8.68%	(4.66%)	6.00%	7.15%	(2.43%)	5.95%	6.76%	(2.03%)	8.26%	8.68%	(0.06%)	8.46%	8.49%	2.02%	9.57%	9.60%	2.19%	9.73%	9.50%	[1]	Aug. 13, 2013	18.40%	15.22%	13.88%

[1]	(a)Since inception August 13, 2013.